Schedule I - Condensed Financial Information Of Parent (Schedule Of Condensed Income Statement) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating expenses									$ (13,836)	$ (13,347)	$ (13,014)
Interest income									9	7	7
Interest expense									(715)	(703)	(700)
Other income, net									40	70	49
Income Before Income Taxes									1,096	1,067	1,298
Income tax provision									268	237	440
Income Available for Common Shareholders									814	816
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent [Abstract]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax									38	4	0
Total other comprehensive income (loss)									151	112	(11)
Comprehensive Income									965	928	833
Weighted average common shares outstanding, basic									444	424	401
Weighted average common shares outstanding, diluted									445	425	402
Net earnings per common share, basic									$ 1.83	$ 1.92	$ 2.1
Net earnings per common share, diluted									$ 1.83	$ 1.92	$ 2.1
Other Comprehensive Income Before Reclassifications [Member]
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent [Abstract]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax									38
Other Postretirement Benefit Plans Defined Benefit [Member]
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent [Abstract]
Total other comprehensive income (loss)									92
Other Postretirement Benefit Plans Defined Benefit [Member] | Other Comprehensive Income Before Reclassifications [Member]
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent [Abstract]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax									0
Other Pension Plans Defined Benefit [Member]
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent [Abstract]
Total other comprehensive income (loss)									38
Other Pension Plans Defined Benefit [Member] | Other Comprehensive Income Before Reclassifications [Member]
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent [Abstract]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax									38
Defined Benefits Plan Pension [Member]
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent [Abstract]
Total other comprehensive income (loss)									21
Defined Benefits Plan Pension [Member] | Other Comprehensive Income Before Reclassifications [Member]
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent [Abstract]
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax									0
PG&E Corporation [Member]
Administrative service revenue									41	43	44
Operating expenses									(42)	(41)	(44)
Interest income									1	1	1
Interest expense									(25)	(22)	(22)
Other income, net									(57)	(39)	(17)
Equity in earnings of subsidiaries									848	817	852
Income Before Income Taxes									766	759	814
Income tax provision	25	(24)	153	114	(54)	100	87	104	48	57	30
Income Available for Common Shareholders	86	161	328	239	(13)	361	235	233	814	816	844
Other Comprehensive Income Loss Net Of Tax Portion Attributable To Parent [Abstract]
Pension and other postretirement benefit plans (net of income tax of $72, $9, $25 in 2012, 2011, and 2010 respectivley)									113	108	(11)
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Net Of Tax									38	4	0
Total other comprehensive income (loss)									151	112	(11)
Comprehensive Income									$ 965	$ 928	$ 833
Weighted average common shares outstanding, basic									444	424	401
Weighted average common shares outstanding, diluted									445	425	402
Net earnings per common share, basic	$ 0.19	$ 0.36	$ 0.74	$ 0.55	$ (0.03)	$ 0.84	$ 0.56	$ 0.56	$ 1.83	$ 1.92	$ 2.1
Net earnings per common share, diluted	$ 0.19	$ 0.36	$ 0.74	$ 0.55	$ (0.03)	$ 0.84	$ 0.55	$ 0.56	$ 1.83	$ 1.92	$ 2,100,000.00